Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
Shares Authorized and Outstanding

The Board may issue ordinary shares of the Parent upon shareholder approval. At the Parent’s 2023 annual general meeting, the shareholders authorized the issuance of up to 133 million additional ordinary shares (of which 67 million can be issued in connection with an offer by way of rights issue), with a par value of $0.10 per share, for a period expiring at the end of the 2024 annual general meeting, or, if sooner, on August 8, 2024, unless previously revoked, varied, or renewed.

Ordinary shares outstanding were as follows:

	December 31,
	2023	2022	2021
Balance at beginning of year	199,078,909	203,688,118	204,856,564
Shares issued under stock awards	1,403,340	702,273	331,554
Shares issued upon exercise of stock options	—	61,714	—
Repurchases of common stock	—	(5,373,196)	(1,500,000)
Balance at end of year	200,482,249	199,078,909	203,688,118
Share Repurchase Program

On November 15, 2021, the Parent’s Board of Directors authorized a share repurchase program (the “Program”) pursuant to which the Company may repurchase up to $300 million of the Parent’s outstanding ordinary shares during a period of four years commencing on November 18, 2021. At the Parent’s 2023 annual general meeting, the Parent’s shareholders granted authority to repurchase, subject to a maximum repurchase price, up to 19,968,394 of the Parent’s ordinary shares. This authority remains valid until November 8, 2024, unless previously revoked, varied, or renewed at the Parent’s 2024 annual general meeting.

The Parent repurchases ordinary shares under the Program at the market price on the trade date and the Parent cancels repurchased ordinary shares or holds them in treasury. If the Parent holds repurchased ordinary shares in treasury, all amounts paid to repurchase such shares have been recorded as treasury stock in our Consolidated Balance Sheets until they are reissued or retired. Under the Program, no shares were purchased in 2023. Repurchases of the Parent’s ordinary shares paid out of distributable reserves reduce the amount of distributable reserves available for the Parent to make distributions to its shareholders, including the payment of dividends which, under English law, may only be paid out of distributable reserves.
Dividends

We declared a $0.20 cash dividend per share in all four quarters of 2023, 2022, and the fourth quarter of 2021.

The TLF Agreement and the RCF Agreement limit the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year based on any two of the public debt ratings issued by the rating agencies. The TLF Agreement and the RCF Agreement prohibited dividends and repurchases of ordinary shares during the period commencing on April 1, 2020 and expiring on June 30, 2021.
Accumulated Other Comprehensive Income

The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ in millions)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to IGT PLC
Balance at December 31, 2020	358	(9)	4	353	(24)	330
Change during period	9	3	(1)	11	51	62
Reclassified to operations (1)	19	1	—	20	1	21
Tax effect	—	(1)	—	—	—	—
Other comprehensive income (loss)	28	3	(1)	30	52	82
Balance at December 31, 2021	387	(6)	3	384	28	412
Change during period	55	2	1	57	27	84
Reclassified to operations (1)	36	(3)	—	34	—	34
Other comprehensive income (loss)	90	(1)	1	91	27	117
Balance at December 31, 2022	477	(7)	4	474	55	529
Change during period	5	(2)	—	3	(13)	(10)
Reclassified to operations (1)	—	2	—	2	—	2
Tax effect	(1)	—	—	(1)	—	(1)
Other comprehensive income (loss)	4	1	—	4	(13)	(8)
Balance at December 31, 2023	481	(6)	3	479	42	521
(1) Foreign currency translation of approximately $19 million was reclassified into gain on sale of discontinued operations, net of tax on the Consolidated Statements of Operations for the year ended December 31, 2021. Other foreign currency translation adjustments were reclassified into other non-operating expense, net on the Consolidated Statements of Operations for subsidiaries sold for the year ended December 31, 2022 and foreign exchange loss (gain), net for subsidiaries liquidated for the year ended December 31, 2022. Unrealized gain (loss) on hedges were reclassified into service revenue on the Consolidated Statements of Operations for the years ended December 31, 2023, 2022, and 2021.